INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect	23.00%	23.00%	23.00%	23.00%
Undistributed earnings		$ 108,915
Operating loss carry-forwards		$ 128,626
Percentage of taxable income limitation	80.00%	80.00%
Tax exempt profits		$ 14,022
Income tax liability that would have been incurred if retained tax exempt income is distributed		$ 3,443
Capital gains tax rate	12.00%	12.00%
Percentage of annual income derived from exports	25.00%	25.00%
Purchase of intangible assets from foreign resident | ₪	₪ 200
Foreign tax rate	4.00%	4.00%
Withholding tax rate	20.00%	20.00%
Interest expense (income) related to uncertain tax positions		$ 44	$ (87)	$ (21)
Total accrual for interest		69	$ 25
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards		$ 107,316
Israel [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect	12.00%	12.00%